Geographic Information and Major Customer and Product Data	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA
NOTE 9:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA

Summary information about geographic areas:

ASC 280, "Segment Reporting" establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from selling units and services (see Note 1 for a brief description of the Company's business). The following is a summary of revenues within geographic areas:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Revenues based on customer's location:
Israel	$—	$—	$2	$—
United States	569	962	1,492	3,231
Europe	665	553	2,162	1,567
Asia-Pacific	—	2	36	10
Latin America	—	—	—	58
Africa	—	100	—	100
Total revenues	$1,234	$1,617	$3,692	$4,966

	September 30,	December 31,
	2019	2018
Long-lived assets by geographic region (*):
Israel	$178	$206
United States	227	330
Germany	75	90
	$480	$626

(*)	Long-lived assets are comprised of property and equipment, net.

	Nine Months Ended September 30,
	2019	2018
Major customer data as a percentage of total revenues:
Customer A	13.13%	47.7%

NOTE 12:- GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER AND PRODUCT DATA

Summary information about geographic areas:

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company manages its business on the basis of one reportable segment, and derives revenues from selling systems and services (see Note 1 for a brief description of the Company’s business). The following is a summary of revenues within geographic areas:

	Year Ended December 31,
	2018	2017	2016
Revenues based on customer’s location:
Israel	$—	$—	$—
United States	3,558	4,598	3,741
Europe	2,807	3,094	1,144
Asia-Pacific	22	61	984
Latin America	58	—	—
Africa	100	—	—

Total revenues	$6,545	$7,753	$5,869

	December 31,
	2018	2017
Long-lived assets by geographic region:
Israel	$206	$298
United States	330	342
Germany	90	200

	$626	$840

(*)       Long-lived assets are comprised of property and equipment, net.

Major customer data as a percentage of total revenues:

	Year Ended December 31,
	2018	2017	2016
Customer A	38.0%	35.2%	33.3%